UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          May 1,2003

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   99

Form 13F information Table Value Total:   $261,410



List of Other Included Managers:


     3/31/03

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100         2257   60,025                                        60025
AIR PRODUCTS       COM   009158106          225    5,430                                         5430
AMERICAN EXPRESS   COM   025816109          406   12,230                                        12230
AMERICAN INTL      COM   026874107         4027   81,429                                        81429
AMGEN              COM   031162100         2001   34,775                                        34775
ANHEUSER BUSCH     COM   035229103         3647   78,250                                        78250
AOL TIME WARNER    COM   00184A105          114   10,547                                        10547
AUTOMATIC DATA     COM   053015103         2635   85,575                                        85575
BANKAMERICA        COM   060505104          258    3,854                                         3854
BANK OF NEW YORK   COM   064057102          362   17,646                                        17646
BAXTER INTL        COM   071813109          187   10,048                                        10048
BECTON DICKINSON   COM   075887109         1935   56,175                                        56175
BORDERS            COM   099709107         2973  202,250                                       122250             80,000
BROOKSTONE         COM   114537103         1141   70,000                                        15000             55,000
B P AMOCO          COM   055622104          874   22,647                                        22647
CAPITAL AUTOMOTIV  COM   139733109         9208  369,200                                       274200             95,000
CARPENTER TECH     COM   144285103         2596  255,797                                       205797             50,000
CEDAR FAIR L.P     COM   150185106          458   18,400                                        18400
COCA COLA          COM   191216100          215    5,300                                         5300
COLGATE PALMOLIVE  COM   194162103         2948   54,147                                        54147
CHEVRON/TEXACO     COM   166764100          532    8,228                                         8228
CITIGROUP          COM   172967101          223    6,478                                         6478
COLGATE            COM   194162103         2948   54,147                                        54147
COMMERCE BANCORP   COM   200519106         4613  116,077                                       116077
COMPUDYNE          COM   204795306          815  118,550                                        31150             87,400
CONAGRA            COM   205887102         1412   70,325                                        70325
CSX                COM   126408103         3817  133,825                                       133825

  COLUMN TOTALS                           52827

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None

DAKTRONICS         COM   234264109         5742  369,250                                       267250             102,000
DEL MONTE FOODS    COM   24522P103           93   12,417                                        12417
DOVER CORP         COM   260003108         1286   53,100                                        53100
DREXLER TECHNOLOG  COM   261876106         1211   83,500                                        23700               59800
DUKE ENERGY        COM   264399106          146   10,067                                        10067
DU PONT            COM   263534109          306    7,872                                         7872
EMBREX             COM   290817105         3179  402,425                                       302425             100,000
EDGE PETROLEUM     COM   279862106         2222  532,851                                       430851             102,000
EMERSON ELECTRIC   COM   291011104          424    9,344                                         9344
EVERGREEN RES      COM   299900308         1379   30,425                                        30425
GANNETT            COM   364730101         4708   66,850                                        66850
GENERAL DYNAMICS   COM   369550108         2010   36,496                                        36496
GENERAL ELECTRIC   COM   369604103         6945  272,348                                       272348
GENTEX             COM   371901109         6022  236,725                                       162625             74,100
GILLETTE           COM   375766102          614   19,850                                        19850
GLAXO HOLDINGS     COM   37733W105          299    8,493                                         8493
W W GRAINGER       COM   384802104         2875   67,025                                        67025
GROUP 1 SOFTWARE   COM   39943Y103         5481  304,502                                       146900            157,602
HANCOCK FABRICS    COM   409900107         3776  271,650                                       221650             60,000
H J HEINZ          COM   423074103          815   27,911                                        27911
HERSHEY FOODS      COM   427866108         3479   55,525                                        55525
IBM                COM   459200101         1000   12,755                                        12755
IMPATH             COM   45255G101         2642  195,725                                        99725              96,000
INTEL              COM   458140100         1414   86,831                                        86831
JOHNSON & JOHNSON  COM   478160104         2554   44,133                                        44133
KENSEY NASH        COM   490057106         9938  485,275                                       354275             131,000
KIMBERLY CLARK     COM   494368103         3334   73,334                                        73334
KINGSWAY FINANCIA  COM   496904103         1760  166,000                                       166000
LILLY, ELI         COM   532457108         2958   51,750                                        51750
LITHIA MOTORS      COM   536797103         4631  376,475                                       271875              104600

  COLUMN TOTALS                           83243


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
MEADE INSTRUMENT   COM   583062104         2704 *********                                      886750            126,000
MEDTRONIC          COM   585055106         5107  113,190                                       113190
McGRAW HILL        COM   580645109          912   16,400                                        16400
MELLON BANK        COM   58551A108         2939  138,250                                       138250
MERCK              COM   589331107         2567   46,865                                        46865
MICROSOFT          COM   594918104         3235  133,636                                       133636
3 M COMPANY        COM   885794101         2646   20,350                                        20350
PARKWAY PROP       COM   70159Q104         7326  194,818                                       135518              58,900
PENN NATL GAMING   COM   707569109         9873  556,211                                       405811             150,400
PEPSICO            COM   713448108         5871  146,769                                       146769
PERF. FOOD GROUP   COM   713755106         6783  221,239                                       155439              65,800
PFIZER             COM   717081103         1155   37,053                                        37053
PHARMACIA          COM   71713U102         4824  111,419                                       111419
PLANTRONICS        COM   727493108         1443   98,750                                        63950              34,800
PNC FINANCIAL      COM   693475105          427   10,073                                        10073
PROCTOR & GAMBLE   COM   742181109         2619   29,411                                        29411
PUBLIC STORAGE     COM   74460D109          586   19,350                                        19350

  COLUMN TOTALS                           61017
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
Q-LOGIC            COM   747277101         9807  264,045                                       224245              39,800
QUALITY SYSTEMS I  COM   747582104          704   27,600                                        27600
RICHARDSON ELEC.   COM   763165107         1989  239,950                                       146150              93,800
ROCK OF AGES       COM   772632105         1976  341,350                                       204450             136,900
ROYAL DUTCH        COM   780257104          221    5,425                                         5425
SBC COMMUNICATION  COM   78387G103          880   43,855                                        43855
SCHERING PLOUGH    COM   806605101          414   23,200                                        23200
SARA LEE           COM   803111103          453   24,251                                        24251
SCHLUMBERGER       COM   806857108          319    8,400                                         8400
SCHWAB             COM   808513105          107   14,800                                        14800
SKYWEST INC.       COM   830879102         2184  211,800                                       170700              41,100
STATE ST CORP      COM   857477103          754   23,850                                        23850
SERVICEMASTER      COM   81760N109          136   13,579                                        13579
STRYKER CORP       COM   863667101          968   14,100                                        14100
SYSCO CORP         COM   871829107         5068  199,207                                       199207
UNITED TECHNOLOGI  COM   913017109         1616   27,966                                        27966
UNIVERSAL ELECT.   COM   913483103         3545  367,375                                       242375             125,000
VERIZON            COM   92343V104         1423   40,264                                        40264
WACHOVIA           COM   929903102         2932   86,066                                        86066
WALGREEN           COM   931422109         4646  157,590                                       157590
WALMART            COM   931142103         5768  110,850                                       110850
WRIGLEY            COM   982526105         3239   57,319                                        57319
WYETH              COM   983024100          212    5,600                                         5600
EXXON MOBIL        COM   30231G102         6552  187,479                                       187479
DENTSPLY INTL      COM   249030107         8410  241,742                                       241742
  COLUMN TOTALS                           64323
   FINAL TOTAL                         $261,410

